Investment Objectives and Goals - First Eagle Global Income Builder Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Eagle Global Income Builder Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	First Eagle Global Balanced Fund (“Global Balanced Fund” or the “Fund”) seeks long-term growth of capital and current income generation.